Annual Total Returns- Vanguard Short-Term Inflation-Protected Securities Index Fund (Investor) [BarChart] - Investor - Vanguard Short-Term Inflation-Protected Securities Index Fund - Investor Shares	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.62%)	(1.29%)	(0.21%)	2.59%	0.72%	0.49%	4.74%	4.85%